Recapitalization - Additional Information (Details) - USD ($)				6 Months Ended
	Jun. 16, 2022	Mar. 31, 2022	Dec. 07, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Reverse recapitalization, percentage of voting interests acquired	100.00%
Proceeds from issuance of common stock upon closing of business combination	$ 97,100,000
Common stock par or stated value per share	$ 0.0001				$ 0.0001	$ 0.0001
Reverse recapitalization, contingent consideration, liability, earnout period	10 years
Reverse recapitalization, proceeds received, net of transaction costs	$ 23,800,000			$ (80,000)
Corvina Holdings Limited [Member] | Tranche One Shares [Member]
Business Acquisition [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		2,338,352
Sale of stock, consideration received on transaction		$ 27,500,000
Common Class A [Member]
Business Acquisition [Line Items]
Common stock par or stated value per share				$ 0.0001	0.0001
Convertible preferred stock and contingently redeemable common stock conversion (in shares)		2,750,000
Common Class A [Member] | Corvina Holdings Limited [Member]
Business Acquisition [Line Items]
Class of warrants or rights, warrants issued during period		3,875,028
Share price		$ 0.01
Common Class A [Member] | Corvina Holdings Limited [Member] | Tranche Two Shares [Member]
Business Acquisition [Line Items]
Sale of stock issue price per share		$ 10		$ 10
Sale of stock, number of shares issued in transaction (in shares)		1,671,524
Sale of stock, consideration received on transaction		$ 16,715,240
Reverse recapitalization, aggregate gross proceeds amount		$ 22,500,000
Number of trading days after the closing of business combination				10 days
Common Class A [Member] | Private Placement [Member]
Business Acquisition [Line Items]
Sale of stock, number of shares available in transaction (in shares)			8,707,500
Sale of stock issue price per share			$ 10
Sale of stock, consideration available on transaction			$ 87,075,000
Sale of stock, number of shares issued in transaction (in shares)			8,607,500
Sale of stock, consideration received on transaction			$ 86,075,000
Common Class A [Member] | Reverse Recapitalization Tranche One [Member]
Business Acquisition [Line Items]
Reverse recapitalization, contingent consideration, liability (in shares)	7,000,173
Reverse recapitalization, contingent consideration, liability, earnout period, stock price trigger (in dollars per share)	$ 12.5
Reverse recapitalization contingent consideration, liability, earnout period, threshold trading days	20 days
Reverse recapitalization, contingent consideration, liability, earnout period, threshold trading day period	30 days
Common Class A [Member] | Reverse Recapitalization Tranche Two [Member]
Business Acquisition [Line Items]
Reverse recapitalization, contingent consideration, liability (in shares)	6,999,787
Reverse recapitalization, contingent consideration, liability, earnout period, stock price trigger (in dollars per share)	$ 15
Reverse recapitalization contingent consideration, liability, earnout period, threshold trading days	20 days
Reverse recapitalization, contingent consideration, liability, earnout period, threshold trading day period	30 days
Common Class B [Member]
Business Acquisition [Line Items]
Common stock par or stated value per share	$ 0.0001			$ 0.0001	$ 0.0001
Reverse recapitalization, contingent consideration, liability (in shares)	13,999,960
Common Class B [Member] | 2022 Equity Incentive Plan [Member]
Business Acquisition [Line Items]
Recapitalization exchange ratio	1.176